Taxes - Tax Loss Carry-forwards (Detail) kr in Millions	Dec. 31, 2023 SEK (kr)
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	kr 27,666
Recognized tax loss Tax value	6,158
Unrecognized tax loss Tax loss carry-forwards	8,918
Unrecognized tax loss Tax value	1,819
2024 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	15
Recognized tax loss Tax value	3
Unrecognized tax loss Tax loss carry-forwards	159
Unrecognized tax loss Tax value	20
2025 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	16
Recognized tax loss Tax value	3
Unrecognized tax loss Tax loss carry-forwards	153
Unrecognized tax loss Tax value	20
2026 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	124
Recognized tax loss Tax value	31
Unrecognized tax loss Tax loss carry-forwards	151
Unrecognized tax loss Tax value	25
2027 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	1,101
Recognized tax loss Tax value	281
Unrecognized tax loss Tax loss carry-forwards	92
Unrecognized tax loss Tax value	10
2028 [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	1,688
Recognized tax loss Tax value	373
Unrecognized tax loss Tax loss carry-forwards	100
Unrecognized tax loss Tax value	13
2029 or later (also includes unlimited carry-forwards) [member]
Disclosure Of Income Taxes [line items]
Recognized tax loss Tax loss carry-forwards	24,722
Recognized tax loss Tax value	5,467
Unrecognized tax loss Tax loss carry-forwards	8,263
Unrecognized tax loss Tax value	kr 1,731